Basis of preparation and statement of compliance	12 Months Ended
Dec. 31, 2022
Basis of preparation and statement of compliance
Basis of preparation and statement of compliance

Note 2.Basis of preparation and statement of compliance

2.1.Basis of preparation

The Company has prepared these consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as adopted by the European Union and IFRS as issued by the International Accounting Standard Board (“IASB”).

These consolidated financial statements as of December 31, 2022 and for the twelve months December 31, 2022, 2021 and 2020 were authorized for issue by the Company’s Board of Directors on March 27, 2023.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2022.

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2022 in the European Union primarily concern:

-	Amendment to IFRS 3 related to the conceptual framework;
-	Amendment to IAS 37 related to onerous contracts;
-	Amendment to IAS 16 related to proceed before intended use;
-	Annual improvements to IFRS 2018-2020; and
-	IFRIC decision of April 2021 on configuration or customization costs in a cloud computing arrangement (IAS 38).

Those amendments had no material impact on the Company’s consolidated financial statements.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

No standards, amendments to existing standards or interpretations had been published but were not yet applicable as of December 31, 2022, that may have a material impact on the Company’s financial statements.

2. 2. Basis of consolidation

Accounting policy

In accordance with IFRS 10 Consolidated Financial Statements, an entity (subsidiary) is consolidated when it is controlled by the company (the parent).

Subsidiaries are all entities over which the group has control. The group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are consolidated from the date on which control is transferred to the group. They are deconsolidated from the date the control ceases.

All intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of statement of income (loss), statement of comprehensive income (loss), statement of changes in shareholders’ equity and statement of financial position respectively.

Consolidated entity

As of December 31, 2022, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its fully-owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

	Date of incorporation	Percent of Ownership Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

The table below shows the impact of the consolidated entities as of December 31, 2022 in the consolidated financial statements:

December 31, 2022			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(54,746)	691	208	(54,274)
Total assets	112,289	8,676	4,962	116,004
Shareholders’ equity	44,797	1,111	(5)	45,476

2.3. Foreign currency translation

Functional and presentation currency

The Company’s consolidated financial statements are presented in euros, which is also the functional and presentation currency of the parent company, Inventiva S.A. The functional currency of Inventiva Inc. is the U.S. dollar. All amounts presented in these notes to the financial statements are denominated in euros unless otherwise stated.

Translation of financial statements into presentation currency

The results and financial position of foreign operations that have functional currency different from the presentation currency are translated into euros, the presentation currency, as follows:

●	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet Income and expenses for each statement of income (loss) and statement of comprehensive income (loss) are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
●	All results from currency translation differences are recognized in other comprehensive income.

Exchange rate (USD per EUR)	As of December 31, 2022	As of December 31, 2021
Average exchange rate for the year	1.0530	1.1827
Exchange rate at year end	1.0666	1.1326